FINANCIAL INSTRUMENTS - Summary of Derivatives (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 oz
Disclosure of detailed information about financial instruments [line items]
Ounces of gold purchased for collars | oz	57,000	0
Interest rate contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 0